Corporate information and main business	12 Months Ended
Dec. 31, 2021
Corporate information and main business
Corporate Information And Main Business

1. Corporate information and main business

Central Puerto S.A. (hereinafter the “Company”, ”we”, “us” or “CEPU”) and the companies that make up the business group (hereinafter the “Group”) form an integrated group of companies pertaining to the energy sector. The Group is mainly engaged in electric power generation.

CEPU was incorporated pursuant to Executive Order No. 122/92. We were formed in connection with privatization process involving Servicios Eléctricos del Gran Buenos Aires S.A. (“SEGBA”) in which SEGBA’s electricity generation, transportation, distribution and sales activities were privatized.

On April 1, 1992, Central Puerto S.A., the consortium-awardee, took possession over SEGBA’s Nuevo Puerto and Puerto Nuevo plants, and we began operations.

Our shares are listed on the BCBA (“Buenos Aires Stock Exchange”), and, since February 2, 2018, they are listed on the NYSE (“New York Stock Exchange”), both under the symbol “CEPU”.

In order to carry out its electric energy generation activity the Group owns the following assets:

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Our Puerto complex is composed of two facilities, Central Nuevo Puerto (“Nuevo Puerto”) and Central Puerto Nuevo (“Puerto Nuevo”), located in the port of the City of Buenos Aires. Our Puerto complex’s facilities include steam turbines plants and a Combined Cycle plant and has a current installed capacity of 1,714 MW.

–	Our Luján de Cuyo plants are located in Luján de Cuyo, Province of Mendoza and have an installed capacity of 571 MW and a steam generating capacity of 125 tons per hour.

–	The Group also owns the concession right of the Piedra del Águila hydroelectric power plant located at the edge of Limay river in Neuquén province. Piedra del Águila has four 360 MW generating units.

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The Group is engaged in the management and operation of the thermal plants José de San Martín and Manuel Belgrano through its equity investees Termoeléctrica José de San Martín S.A. (“TJSM”) and Termoeléctrica General Belgrano S.A. (“TMB”). Those entities operate the two thermal generation plants with an installed capacity of 865 MW and 873 MW, respectively. Additionally, through its subsidiary Central Vuelta de Obligado S.A. (“CVO”) the Group is engaged in the operation of the thermal plant Central Vuelta de Obligado, with an installed capacity of 816 MW.

–	The thermal station Brigadier López located in Sauce Viejo, Province of Santa Fe, with an installed power of 280.5 MW (open-cycle operation).

–	The thermal cogeneration plant Terminal 6 - San Lorenzo located in Puerto General San Martín, Santa Fe Province, with an installed power of 330 MW and 340 tn/h of steam production.

The Group is also engaged in the natural gas distribution public sector service in the Cuyo and Centro regions in Argentina, through its equity investees belonging to ECOGAS Group.

On July 19, 2018, the National Gas Regulation Entity (Enargas) filed the Company with the Registry of Traders and Trade Agreements of Enargas.

Moreover, through CP Renovables S.A. (“CPR”) and its subsidiaries, Vientos La Genoveva S.A.U. and Vientos La Genoveva II S.A.U. the Group takes part on the development and performance of energy projects based on the use of renewable energy sources. In this regard, as of the issuance date of these financial statements, the Group has a total installed capacity of 373.8 MW of commercially-authorized power from sources of renewable energy, which is distributed as follows: (i) wind farm La Castellana 100.8 MW; (ii) wind farm La Castellana II 15.2 MW; (iii) wind farm La Genoveva 88.2 MW; (iv) wind farm La Genoveva II 41.8 MW; (v) wind farm Achiras 48 MW; (iv) wind farm Los Olivos 22.8 MW and (vii) wind farm Manque 57 MW.

1.1. Overview of Argentine Electricity Market

Transactions among different participants in the electricity industry take place through the wholesale electricity market (“WEM”) which is a market in which generators, distributors and certain large users of electricity buy and sell electricity at prices determined by supply and demand (“Term market”) and also, where prices are established on an hourly basis based on the economic production cost, represented by the short term marginal cost measured at the system’s load center (“Spot market”). CAMMESA (Compañía Administradora del Mercado Mayorista Eléctrico Sociedad Anónima) is a quasi-government organization that was established to administer the WEM and functions as a clearing house for the different market participants operating in the WEM. Its main functions include the operation of the WEM and dispatch of generation and price calculation in the Spot market, the real-time operation of the electricity system and the administration of the commercial transactions in the electricity market. Currently, the Term market has CAMMESA as sole seller, in accordance with Section 9 of SE Resolution No. 95/2013.

After the Argentine economic crisis in 2001 and 2002 and the Convertibility Law, the costs of generators increased as a result of the Argentine peso devaluation. In addition, the price of fuel for their generation increased as well. The increasing generation costs combined with the freezing of rates for the final user decided at the time by National Government led to a permanent deficit in CAMMESA accounts, which faced difficulties to pay the energy purchases to generators. Due to this structural deficit, the Secretariat of Energy issued a series of regulations to keep the electricity market working despite the deficit.

1.2. Amendments to WEM regulations

a) Resolution SE No. 406/03 and other regulations related to WEM generators’ receivables

Resolution 406/03 issued in September 2003 enforced priority payments of generator’s balances. Under the priority payment plan, generators only collected the variable generation costs declared and the payments for power capacity and the remaining payments on these plants were delayed as there were not sufficient funds as a result of the structural deficit. Resolution 406/03 established that the resulting monthly obligations to generators for the unpaid balance were to be considered payments without a fixed due date, or “LVFVD receivables” using the Spanish acronym. Although these obligations did not have a specified due date, the Resolution provided that they would earn interest at an equivalent rate to the one received by CAMMESA on its own cash investments, hereafter “the CAMMESA rate”.

As a result of this regulation, a portion of the invoices issued by Company’s plants were not paid in full beginning in 2004.

Between 2004 and 2007, the Argentine government issued a series of resolutions aimed at increasing thermal generation capacity while at the same time providing a mechanism for generators to collect their LVFVD receivables. These resolutions created funds called the “FONINVEMEM” which were administered by trusts (“the FONINVEMEM trust”) and made investments in two thermal generation plants within Argentina. All WEM creditor agents with LVFVD (including the Company) were invited to state formally their decision to participate in forming the FONINVEMEM. The Company, as most LVFVD generators, stated its decision to participate in the creation of the FONINVEMEM with the abovementioned receivables.

Within this framework, generators created the companies Termoeléctrica José de San Martín S.A. (“TSM”) and Termoeléctrica Manuel Belgrano S.A. (“TMB”), which were engaged in managing the purchase of equipment, and building, operating and maintaining each new power plant.

Under these Resolutions, the FONINVEMEM trusts are the owner of the Central Termoeléctrica San Martin and Central Termoeléctrica Belgrano plants during the first ten years of operations. Trusts are aimed at administrating, each of them, 50% of the resources accrued under FONINVEMEM and other funds for the purpose of financing the power stations. Under these agreements, CAMMESA acts as a Trustor, Banco de Inversión y Comercio Exterior (“BICE”) as Trustee, the Secretariat of Energy as regulatory authority and TSM and TMB as Trust Beneficiaries and the Company, with the remaining shareholders of TSM and TMB, as guarantors of the obligations of the latter.

The trust agreements had to remain in force until the termination date of the supply agreement that the Trustee - in representation of the Trust - entered into with CAMMESA - as the purchasing party - that had to remain valid for 10 years as from the date of the commercial authorization of the power stations. Upon the termination of that term, the trust assets must be transferred to TSM and TMB provided that, prior to such transference, TSM and TMB and their shareholders perform all the corporate acts necessary to allow private contributors and/or the Argentine Government to receive their correspondent shares in the capital of the power stations pursuant to the terms of the agreement. Failure to comply with this condition, holders of interest certificates (Argentine Government) and the generators who are the current shareholders of TSM and TMB shall be deemed as trust beneficiaries.

The FONINVEMEM agreements established that the receivables mentioned above will be paid by CAMMESA in 120 equal, consecutive monthly installments commencing on the commercial operation date of the plants. Also, the agreements established that the LVFVD receivables would be collected converted to US dollar and began earning interest at LIBOR plus a spread of 1% and 2%.

Once Manuel Belgrano and San Martin plants were commissioned (on January 7, 2010 and February 2, 2010, respectively), CAMMESA began paying the LVFVD receivables. On May 2010, CAMMESA informed the Company of the payment plan, including the amount of accrued interest at the CAMMESA rate which was added to the principal to be repaid in monthly installments over a ten-year period. Upon receipt of the payment schedule, the Company recognized accrued interest (related to the CAMMESA rate). The Company also began recognizing LIBOR interest income based on the contractual rate provided in the Resolution and the conversion of the receivables into US dollar. Since achieving commercial operations in 2010, CAMMESA have made all scheduled contractual principal and interest payments in accordance with the installment plan.

On January 7, 2020, the supply agreement with TMB was terminated and on February 2, 2020, the supply agreement with TSM was terminated, therefore payments of the final installment of the 120 established in the agreement for each power stations ceased. As a result, the reimbursement for the LVFVD receivables is deemed completed.

Additionally, in 2010 the Company approved a new agreement with the former Secretariat of Energy (the “CVO agreement”). This agreement established, among other agreements, a framework to determine a mechanism to settle unpaid trade receivables as per Resolution 406/03 accrued over the 2008 - 2011 period by the generators (“CVO receivables”) and for that purpose, enabling the construction of a thermal combined cycle plant named Central Vuelta de Obligado. The CVO agreement established that the CVO receivables will be paid by CAMMESA in 120 equal and consecutive monthly installments. For the determination of the novation of CVO credits, the following mechanism was applied: the cumulative LVFVD (sale settlements with due date to be defined) were converted to USD at the exchange rate established in the agreement (ARS 3.97 per USD for the cumulative LVFVD until the execution date of the CVO Agreement and the closing exchange rate corresponding to each month for the LVFVD subsequently accumulated), the LIBOR rate was applied plus a 5% margin.

As from March 20, 2018, CAMMESA granted the commercial operation as a combined cycle of Central Vuelta de Obligado thermal power plant (the “Commercial Approval”). The financial impact of the Commercial Approval is described in Note 13.1.

Under the agreement mentioned above, generators created the company Central Vuelta de Obligado S.A., which was in charge of managing the purchase of equipment and construction of the Central Vuelta de Obligado thermal power plant and currently it is in charge of managing its operation and maintenance.

TSM and TMB

After termination of the supply agreements with TSM and TMB dated February 2, 2020 and January 7, 2020, respectively, trust agreements also terminated. As from those dates, a 90-day period commenced in which TSM and TMB and their shareholders had to perform all the company acts necessary to allow the Argentine Government to receive the corresponding shares in the capital of TSM and TMB that their contributions gave them rights to.

On January 3, 2020, i.e. before the aforementioned 90-day period commenced, the Argentine Government (through the Ministry of Productive Development) served notice to the Company (together with TSM, TMB and their other shareholders and BICE, among others) stating that, according to the Final Agreement for the Re-adaptation of WEM, TSM and TMB shall perform the necessary acts to incorporate the Argentine Government as shareholder of both companies, acknowledging the following equity interest rights: 65.006% in TMB and 68.826% in TSM.

On January 9, 2020, the Company, together with the other generation shareholders of TSM and TMB, rejected such act understanding that the equity interest the Government claims does not correspond with the contributions made for the construction of power stations and that gave it right to claim such equity interest.

On March 4, 2020, the Company was notified on two notes sent by the Minister of Productive Development in response to the note sent by the Company on January 9, 2020 - mentioned above -, ratifying the terms of the note notified to the Company on January 3, 2020. In March 2020, the Company raised a reconsideration motion, with higher supplementary appeal, against the Argentine Government’s order for the acts mentioned above.

On May 4 and 8, 2020, the Company attended the Special Shareholder’s Meetings of TMB and TSM, respectively, in which the admission of the Argentine Government as shareholder of TSM and TMB was allowed, in accordance with the shareholding interest claimed by the Argentine Government. This with the sole purpose of complying with the precedent condition established in the respective Trust Agreements, which stated that for the trusted equity -comprised, among others, by the power plants- to be transferred to the companies TSM and TMB in a 90-day period counted as from the end of the supply agreements, such companies and their shareholders (among which the Company is included) had to allow the entrance of the Argentine Government in TSM and TMB, receiving the same amount of shares representing the contributions made by the Argentine Government for the construction of the plants and giving it the right to claim such interest.

In both cases, when the mentioned Shareholders’ Meetings were held, through which the Argentine Government was allowed as shareholder of TMB and TSM due to its interest claim, the Company made the corresponding reservation of rights so as to continue the abovementioned claims already commenced.

On November 19, 2020, BICE (in its capacity as trustee of both trust agreements) had the condition precedent established in the Trust Agreements fulfilled since the necessary corporate acts for the Argentine Government to be allowed as shareholder of TSM and TMB were performed. Finally, on March 11, 2021, the Argentine Government has subscribed its shares in TSM and TMB. This way, the Group´s equity interest in TSM and TMB was changed from 30.8752% to 9.6269% and from 30.9464% to 10.8312%, respectively. As of the date of these financial statements, the transference of power stations has not been made to TSM and TMB.

On the other hand, the Company, together with the other shareholders of TSM and TMB (as guarantor within the framework and the limits stated by the Final Agreement for the Re-adaptation of WEM, Note SE no. 1368/05 and trust agreements), BICE, TSM, TMB and SE signed: a) on January 7, 2020 an amendment addenda of the Operation and Maintenance (“OMA”) of Thermal Plant Manuel Belgrano and b) on January 9, 2020 an amendment addenda of the OMA of Thermal Plant San Martín, to extend the operating period until the effective transference of the trust’s liquidation equity.

The values recorded in these financial statements for the investments in TMB and TSM are included in non- current assets under other financial assets as of December 31, 2021, for an amount of 34,877. During the years ended December 31, 2020 and 2019, the Company received cash dividends from TMB and TSM for 212,804 and 240,894, respectively.

b) Resolution No. 95/2013, Resolution No. 529/2014, Resolution No. 482/2015 and Resolution No. 22/2016

On March 26, 2013, the former Secretariat of Energy released Resolution No. 95/2013 (“Resolution 95”), which affects the remuneration of generators whose sales prices had been frozen since 2003. This new regulation, which modified the current regulatory framework for the electricity industry, is applicable to generators with certain exceptions. It defined a new compensation system based on compensating for fixed costs, non-fuel variable costs and an additional remuneration. Resolution 95 converted the Argentine electric market towards an “average cost” compensation scheme. Resolution 95 applied to all Company’s plants, excluding La Plata plant, which also sells energy in excess of YPF’s demand on the Spot market pursuant to the framework in place prior to Resolution 95.

In addition, Resolution 95 addressed LVFVD receivables not already included in any one of the FONINVEMEM trusts.

Thermal units must achieve an availability target which varies by technology in order to receive full fixed cost revenues. The availability of all Company’s plants exceeds this market average. As a result of Resolution 95, revenues to Company’s thermal units increased, but the impact on hydroelectric plant Piedra del Águila is dependent on hydrology. The new Resolution also established that all fuels, except coal, are to be provided by CAMMESA.

The resolution also established that part of the additional remuneration shall be not collected in cash rather it is implemented through LVFDV and will be directed to a “New Infrastructure Projects in the Energy Sector” which need to be approved by the former Secretariat of the Energy.

Finally, Resolution 95 suspended the inclusion of new contracts in the Term market as well as their extension or renewal. Notwithstanding the foregoing, contracts in force as at the effective date of Resolution 95 were continue being managed by CAMMESA upon their termination. As from such termination, large users should acquire their supplies directly from CAMMESA. Also, Resolution 95 temporarily suspended the acquisition of fuel by the generation agents. All fuel purchases for the generation of electric power are centralized through CAMMESA.

On May 23, 2014, the Official Gazzette published Resolution No. 529/2014 issued by the former Secretariat of Energy (“Resolution 529”) which retroactively updated the prices of Resolution 95 to February 1, 2014, changed target availability and added a remuneration for non-recurrence maintenance. This remuneration is implemented through LVFDV and is aimed to cover the expenses that the generator incurs when performing major maintenances in its units.

On July 17, 2015, the Secretariat of Electric Energy set forth Resolution No. 482/2015 (“Resolution 482”) which retroactively updated the prices of Resolution 529 to February 1, 2015, and created a new trust called “Recursos para las inversiones del FONINVEMEM 2015-2018” in order to invest in new generation plants. Company’s plants would receive compensation under this program.

Finally, on March 30, 2016, through Resolution No. 22/2016 (“Resolution 22”), the values set by Resolution 482 were updated to become effective as from the transactions of February 2016.

c) Resolution No. 19/2017

On January 27, 2017, the Secretariat of Electric Energy (“SEE”) issued Resolution SEE No. 19/17 (published in the Official Gazette on February 2, 2017) (Resolution 19), which replaced Resolution 95, as amended. This resolution changes electric energy generators remuneration methodology for transactions operated since February 1, 2017.

Resolution 19 substantially amended the tariff scheme applicable, which was previously governed by Resolution 22. Among its most significant provisions, such resolution established: (a) that generation companies would receive a remuneration of electric power generated and available capacity, (b) gradual increases in tariffs effective as of February, May and November 2017, (c) that the new tariffs would be denominated in U.S. dollars, instead of Argentine pesos, thus protecting generation companies from potential fluctuations in the value of the Argentine peso and (d) 100% of the energy sales are collected in cash by generators, eliminating the creation of additional LVFVD receivables.

Pursuant to this resolution, the Secretariat of Electric Energy established that electricity generators, co- generators and self-generators acting as agents in the WEM and which operate conventional thermal power plants, may make guaranteed availability offers (ofertas de disponibilidad garantizada) in the WEM. Pursuant to these offers, these generation companies may commit specific capacity and power output of the generation, provided that such capacity and energy had not been committed under other power purchase agreements. The offers must be accepted by CAMMESA (acting on behalf of the electricity demanding agents of the WEM), who will be the purchaser of the power under the guaranteed availability agreements (compromisos de disponibilidad garantizada). The term of the guaranteed availability agreements is 3 years, and their general terms and conditions are established in Resolution 19.

Resolution 19 also establishes that WEM agents that operate hydroelectric power plants shall be remunerated for the energy and capacity of their generation units in accordance with the values set forth in such resolution.

d) SGE (Secretaría de Gobierno de Energía) Resolution No. 70/2018 and Ministry of Productive Development Resolution No. 12/2019

On November 6, 2018, Resolution No. 70/2018 of the SGE was published, which resolution replaces Article 8 of Resolution issued by former SE no. 95/2013. The new article allows MEM Generators, Autogenerators and Cogenerators to obtain their own fuel. This does not alter the commitments assumed by Generation Agents within the context of MEM supply agreements with CAMMESA. It is established that generation costs with their own fuel will be valued according to the recognition mechanism of Average Variable Costs (“CVP”) recognized by CAMMESA. The Resolution also establishes that regarding those Generators not purchasing their own fuel, CAMMESA will continue the commercial management and the fuel supply.

Regarding this matter, under Resolution No. 12/2019 by the Ministry of Productive Development (published in the Official Gazette on December 30, 2019) fuel purchase for the generation of electric power is once again centralized through CAMMESA, therefore repealing the effect of Resolution No. 70/2018 of the former Secretariat of Energy, and Section 8 of Resolution No. 95/2013 of the former Secretariat of Energy and Section 4 of Resolution No. 529/2014 of the former Secretariat of Energy are back in force.

e) Resolution of the Secretariat of Renewable Resources and Electricity Market no. 1/2019

On March 1, 2019 Resolution No. 1/2019 (“Resolution 1”) of the Secretariat of Renewable Resources and Electricity Market was published in the Official Gazette by virtue of which Resolution 19 was abolished. It establishes the new remuneration values of energy, power and associated services for the affected generators, as well as their application methodology. Its validity commences on the date of its publication in the Official Gazette.

According to Resolution 1, the approved remuneration system will be of transitional application and until the following are defined and gradually implemented: regulatory mechanisms aimed at reaching an autonomous, competitive and sustainable operation that allows for freedom of contract between supply and demand; and a technical, economical and operative functioning for the integration of different generation technologies so as to guarantee a reliable and cost effective system.

The following are the main changes introduced by Resolution 1 in connection with Resolution 19:

Energy Sale:

–	The price of energy generated by thermal power stations is reduced. Therefore, the price for energy generated with natural gas is of 4 USD/MWh and 7 USD/MWh for energy generated with liquid fuel.

–	The price of energy operated by thermal power stations is reduced. Therefore, the price for energy operated with any fuel is of 1.4 USD/MW.

–	The price for energy generated from non-conventional energy sources (renewable energies) is fixed at 28 USD/MWh.

Power Sale:

–

DIGO price (established by Resolution 19) goes from 7,000 USD/MW-month during the twelve months of the year to 7,000 USD/MW-month the six months of higher seasonal demand for electrical energy (December, January, February, June, July and August) and to 5,500 USD/MW-month the remaining months of the year (March, April, May, September, October and November).

–	Some minimum values of offered availability are reduced. Its compliance is subject to the foregoing prices.

–	A weighting factor is fixed for foregoing prices, between 1 and 0.7, depending on the use factor of the twelve months previous to each month of the transaction.

f) Resolution No. 31/2020 of the Secretariat of Energy

On February 27, 2020, the Secretariat of Energy published in the Official Gazette Resolution No. 31 (“Resolution 31”) which sets forth the criteria to calculate the economic transactions of energy and power that the generating parties commercialize in the spot market, which is in force as from February 1, 2020.

This new regulation, contrary to Resolution 1, establishes all prices for the remuneration of energy and power in Argentine pesos, and it sets forth that the prices shall be adjusted on a monthly basis with a formula based on the evolution of Consumer Price Index (IPC) and the Domestic Wholesale Price Index (IPIM). New power prices are generally reduced in relation to the current prices as at January 2020, and the energy prices remain equivalent, expressed in Argentine pesos instead of US dollars. Finally, this regulation introduces a new remuneration component which applies to the energy generated during the first 50 hours of maximum thermal requirement of the month (MTR, which is determined by the sum of the hours of all the thermal generation of the system), it determines different remuneration prices based on the season of the year and the energy delivered during the first and second 25 hours of MTR.

On April 8, 2020, the Company learned that the Secretariat of Energy instructed CAMMESA to postpone until further notice the application of the price update mechanism described in the second paragraph of this note. Accordingly, CAMMESA did not apply the price update mechanism to the energy and power sold since March 2020.

g) Secretariat of Energy Resolution No. 440/2021

Through Resolution No. 440 (“Resolution 440”), published in the Official Gazette on May 21, 2021, the Secretariat of Energy established a new remuneration scheme for MEM generation agents. In this regard, Exhibits II, III, IV and V of Resolution 31 were replaced. Moreover, section 2 of Resolution 31, which established a system for the automatic updating of remuneration values, was repealed. In general terms, Resolution 440 increased the remuneration values of generation agents by 29% compared to Resolution 31.

It was established that for the application of what Resolution 440 set forth (collection of the new remuneration values as from February 2021 transactions, among others), MEM generation agents had to submit before CAMMESA a note -to CAMMESA’s satisfaction- stating full and unconditional withdrawal of any administrative complaint or ongoing judicial procedure against the National Government, the Secretariat of Energy and/or CAMMESA, related to section 2 of Resolution 31. Dated June 17, 2021, the Company submitted the requested withdrawal note.

In addition, on November 9, 2021, the Secretariat of Energy established that in order to determine the Power Availability Remuneration of thermal generators under Resolution 440, a constant Utilization Factor equal to 70% had to be considered until February 2022.

h) Secretariat of Energy Resolution No. 354/2020

This resolution established, among other things, that as from the effectiveness of Plan “GasAr” (Plan Gas 4), Generators of WEM may adhere to centralized dispatch, assigning CAMMESA such contracts entered into with producers or transporters of natural gas, so that such contracts are used by the Dispatch Entity (OED for its acronym in Spanish), based on dispatch criteria.

In addition, this resolution established that generation agents who, pursuant to Resolution No. 287/2017, have the obligation of self-procuring fuel are able to deem such obligations and the recognition of associated costs, but maintaining the transport capacity for centralized dispatch management, as long as CAMMESA determines its convenience.

i) Secretariat of Energy Resolution No. 1037/2021

On November 2, 2021, Resolution No.1037/2021 was published in the Official Gazette, whereby the Secretariat of Energy, upon verifying a status of high energy demand in Brazil due droughts in the area, created an Exports Account where the revenue margins will be accumulated after such electric power export. Such amounts will be destined to financing energy infrastructure works.

In addition, through such Resolution, the Secretariat informed there will be an additional and temporary recognition in the remuneration of Generation Agents under the scope of Resolution 440, covering economic transactions between September 1, 2021 and February 28, 2022. Such recognition was established in an exported 1000 $/MWh additional amount during the month, which will be assigned in a proportional manner to the power generated on a monthly basis to each generating agent.

j) Secretariat of Energy Resolution No. 238/2022

On April 21, 2022, Resolution No. 238/2022 issued by the Secretariat of Energy was published in the Official Gazette. This resolution updates remuneration prices for energy and capacity of generation units not committed on a Purchase Power Agreement, it replaces Annex I to V of the former Resolution 440 and it eliminates section 4 of Resolution No. 1037/2021, which is described in Note 1.2.i). It also removes the Use Factor from the capacity payment calculation, improving revenue performance. In this way, this resolution increases by 30% the remuneration values starting February 2022, and it provides an additional 10% above the new values starting on June 2022.